Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2016
Registrant Name	dei_EntityRegistrantName	MML Series Investment Fund II
Central Index Key	dei_EntityCentralIndexKey	0001317146
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 08, 2017
Document Effective Date	dei_DocumentEffectiveDate	Dec. 08, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017